Offerings - Offering: 1	Feb. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,949,189
Proposed Maximum Offering Price per Unit	29.15
Maximum Aggregate Offering Price	$ 56,818,859.35
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,698.97
Offering Note	Represents the shares of common stock, $0.01 par value per share (the "Common Stock"), of Upbound Group, Inc. being registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock which may become issuable by reason of any stock split, stock dividend, recapitalization, or other similar transaction effected without consideration which results in the increase in the number of outstanding shares of Common Stock. With respect to the offering of Common Stock by the Selling Stockholders named herein, the proposed maximum offering price per share of Common Stock will be determined from time to time in connection with, and at the time of, the sale by the holder of such securities. For purposes of computing the registration fee only. Pursuant to Rule 457(c) of the Securities Act, the Proposed Maximum Offering Price Per Share with respect to offering of shares Common Stock by the selling stockholders named herein is based upon the average of the high and low prices of the shares of Common Stock, as reported on The Nasdaq Stock Market on February 12, 2025, which date is within five business days prior to the filing of this Registration Statement. Calculated pursuant to Rule 457(o) under the Securities Act.